TRADE PAYABLES (Tables)	6 Months Ended
Jun. 30, 2022
TRADE PAYABLES
Schedule of information about trade payables

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Trade payables	10,222	6,290